CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit [Member]	Total Greenwood Hall, Inc Stockholders' Equity (Deficit)	Noncontrolling Interest	Total
Balance at Dec. 31, 2011	$ 25,052	$ (20,552)	$ (3,471,399)	$ (3,466,899)		$ (3,466,899)
Balance (In Shares) at Dec. 31, 2011	25,051,591
Net income (loss)			618,883	618,883		618,883
Balance at Dec. 31, 2012	$ 25,052	$ (20,552)	$ (2,852,516)	(2,848,016)		(2,848,016)
Balance (In Shares) at Dec. 31, 2012	25,051,591
Net income (loss)				(2,921,250)	$ (2,921,250)	(2,921,250)
Balance at Dec. 31, 2013	$ 25,052	$ (20,552)	$ (5,773,766)	(5,769,266)		(5,769,266)
Balance (In Shares) at Dec. 31, 2013	25,051,591
Recapitalization of Greenwood Hall, Inc.,Amount	$ 10,250	(44,834)		(34,584)		(34,584)
Recapitalization of Greenwood Hall, Inc.,Shares	10,250,000
Issuance of units (1 share and 1 warrant) for cash, net of fees,Amount	$ 1,650	1,643,961		1,645,611		1,645,611
Issuance of units (1 share and 1 warrant) for cash, net of fees,Shares	1,650,000
Conversion of debt into units (1 share and 1 warrant) ,Amount	$ 1,386	1,385,064		1,386,450		1,386,450
Conversion of debt into units (1 share and 1 warrant),Shares	1,386,450
Issuance of stock with debt,Amount	$ 198	186,072		186,270		186,270
Issuance of stock with debt,Shares	198,409
Issuance of warrants with debt,Amount		78,281		78,281		78,281
Reclassification of warrants to liabilities,Amount		$ (78,281)		(78,281)		(78,281)
Net income (loss)			$ (3,526,551)	(3,526,551)		(3,526,551)
Balance at Aug. 31, 2014	$ 38,536	$ 3,149,711	$ (9,300,317)	$ (6,112,070)		(6,112,070)
Balance (In Shares) at Aug. 31, 2014	38,536,450
Issuance of units (1 share and 1 warrant) for cash, net of fees,Amount						534,498
Net income (loss)						(2,793,858)
Balance at Feb. 28, 2015						$ (7,132,985)